Fair Value of Assets & Liabilities (Changes In Fair Value Of Assets And Liabilities Which Fair Value Option Included In Current Period Earnings) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Mortgage Banking Noninterest Income | Loans Held-For-Sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Changes in fair value included in net income	$ 1,547	$ 3,380	$ 2,765
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading liabilities - fixed income	638,515	561,848
Total other liabilities	85,061	135,897
Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading liabilities - fixed income	0	0
Total other liabilities	9,535	33,274
Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading liabilities - fixed income	638,515	561,848
Total other liabilities	69,881	96,378
Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading liabilities - fixed income	0	0
Total other liabilities	5,645	6,245
Recurring | U.S. treasuries
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading liabilities - fixed income	506,679	381,229
Recurring | U.S. treasuries | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading liabilities - fixed income	0	0
Recurring | U.S. treasuries | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading liabilities - fixed income	506,679	381,229
Recurring | U.S. treasuries | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading liabilities - fixed income	0	0
Recurring | Corporates and other debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading liabilities - fixed income	131,836	179,775
Recurring | Corporates and other debt | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading liabilities - fixed income	0	0
Recurring | Corporates and other debt | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading liabilities - fixed income	131,836	179,775
Recurring | Corporates and other debt | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading liabilities - fixed income	0	0
Recurring | Derivatives, forwards and futures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other liabilities	9,535	33,274
Recurring | Derivatives, forwards and futures | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other liabilities	9,535	33,274
Recurring | Derivatives, forwards and futures | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other liabilities	0	0
Recurring | Derivatives, forwards and futures | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other liabilities	0	0
Recurring | Derivatives, interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other liabilities	69,842	96,371
Recurring | Derivatives, interest rate contracts | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other liabilities	0	0
Recurring | Derivatives, interest rate contracts | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other liabilities	69,842	96,371
Recurring | Derivatives, interest rate contracts | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other liabilities	0	0
Recurring | Derivatives, other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other liabilities	5,684	6,252
Recurring | Derivatives, other | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other liabilities	0	0
Recurring | Derivatives, other | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other liabilities	39	7
Recurring | Derivatives, other | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total other liabilities	$ 5,645	$ 6,245